UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cynde Lee
Title:     Director, Operations/Compliance
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Cynde Lee     Palo Alto, CA     November 10, 2009



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $131,422 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2876    38975 SH       Sole                    37435              1540
AT&T Inc                       COM              00206R102     2182    80793 SH       Sole                    77551              3242
Abbott Labs                    COM              002824100     2179    44050 SH       Sole                    41815              2235
Aflac Inc                      COM              001055102     2396    56050 SH       Sole                    54295              1755
Amgen                          COM              031162100      319     5300 SH       Sole                     5300
Answers Corp Com               COM              03662X100      631    69275 SH       Sole                    14707             54568
Applied Materials              COM              038222105     3187   238225 SH       Sole                   230145              8080
BP PLC                         COM              055622104     3204    60195 SH       Sole                    57145              3050
BankAmerica Corp               COM              060505104      226    13369 SH       Sole                    13369
Berkshire Hathaway Inc - CL B  COM              084670207      409      123 SH       Sole                      123
Boston Private Finl Holdings   COM              101119105      182    28144 SH       Sole                    17806             10338
Bridgeline Software, Inc.      COM              10807Q205       80    66806 SH       Sole                                      66806
Broadcaster Inc                COM              11132B103        1    43043 SH       Sole                                      43043
Canadian Oil Sands             COM              13642L100      344    12000 SH       Sole                                      12000
Cavium Networks, Inc.          COM              14965A101      207     9658 SH       Sole                                       9658
ChevronTexaco Corp             COM              166764100     3443    48879 SH       Sole                    45434              3445
Cisco Systems                  COM              17275R102      321    13628 SH       Sole                    10731              2897
Clorox                         COM              189054109      251     4264 SH       Sole                     4264
Coca Cola                      COM              191216100     3395    63225 SH       Sole                    60935              2290
Dominion Resources             COM              25746U109     2456    71185 SH       Sole                    67558              3627
E.I. du Pont de Nemours and Co COM              263534109     2712    84390 SH       Sole                    81330              3060
Ebix Inc.                      COM              278715206     6518   117743 SH       Sole                    89250             28493
Exxon Mobil Corporation        COM              30231G102     2844    41457 SH       Sole                    40267              1190
Finisar Corporation            COM              31787A101     7139   737500 SH       Sole                                     737500
Fiserv Inc                     COM              337738108      383     7938 SH       Sole                     7938
General Electric               COM              369604103     2944   179293 SH       Sole                   173007              6287
Glaxosmithkline PLC - ADR      COM              37733W105     3070    77691 SH       Sole                    75048              2643
Goldman Sachs                  COM              38141G104     3800    20615 SH       Sole                    20010               605
Hana Biosciences Inc.          COM              40963P105      155   276157 SH       Sole                                     276157
Health Care Select Sector      COM              81369y209      912    31800 SH       Sole                    31800
Intel                          COM              458140100      307    15700 SH       Sole                    15700
International Business Machine COM              459200101     2585    21610 SH       Sole                    20540              1070
J P Morgan Chase & Co.         COM              46625H100     2923    66713 SH       Sole                    63413              3300
Johnson & Johnson              COM              478160104     3037    49884 SH       Sole                    47340              2544
KLA Tencor                     COM              482480100      252     7040 SH       Sole                                       7040
Linear Technology              COM              535678106     3250   117613 SH       Sole                   112958              4655
Looksmart Ltd.                 COM              543442107       35    30400 SH       Sole                                      30400
Lowe's Companies               COM              548661107     2103   100445 SH       Sole                    96675              3770
Mako Surgical Corp Com         COM              560879108      180    20509 SH       Sole                     8600             11909
McDonalds                      COM              580135101     1713    30015 SH       Sole                    28500              1515
Merck & Co Inc New Com         COM              58933y105      264     8355 SH       Sole                     4270              4085
Microsoft                      COM              594918104     3490   135674 SH       Sole                   130704              4970
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Neurogesx Inc Com              COM              641252101      700    87472 SH       Sole                    19919             67553
Nike                           COM              654106103     2616    40435 SH       Sole                    38545              1890
Orexigen Therapeutics, Inc.    COM              686164104     1055   107112 SH       Sole                     7000            100112
Paychex Inc                    COM              704326107     3224   110985 SH       Sole                   106730              4255
Pepsico                        COM              713448108     3268    55713 SH       Sole                    52747              2966
Procter & Gamble               COM              742718109     3307    57099 SH       Sole                    53659              3440
Rigel Pharmaceuticals Inc.     COM              766559603      108    13133 SH       Sole                                      13133
Socket Mobile Inc Com New      COM              83368e200       46    14152 SH       Sole                                      14152
Somaxon Pharmaceuticals Inc.   COM              834453102      619   260224 SH       Sole                     7500            252724
SourceForge, Inc.              COM              83616w101       25    20000 SH       Sole                                      20000
Southwest Airlines             COM              844741108      109    11389 SH       Sole                    11389
Swift Energy                   COM              870738101      256    10800 SH       Sole                                      10800
Telanetix, Inc.                COM              879180107      100  1002950 SH       Sole                                    1002950
Tellabs                        COM              879664100      180    26000 SH       Sole                                      26000
Telular Corp Com New           COM              87970T208       76    23613 SH       Sole                     7300             16313
Texas Instruments              COM              882508104     2094    88392 SH       Sole                    88392
Thompson Creek Metals Com      COM              884768102      250    20750 SH       Sole                                      20750
Unify Corp Com New             COM              904743200      279   104206 SH       Sole                                     104206
United Parcel Service CL B     COM              911312106     2600    46050 SH       Sole                    43825              2225
United Technologies            COM              913017109      282     4628 SH       Sole                     4628
Vaxgen Inc Com New             COM              922390208      176   247990 SH       Sole                     7100            240890
Virage Logic Corp Com          COM              92763R104      486    93242 SH       Sole                    11521             81721
Walt Disney                    COM              254687106     2236    81421 SH       Sole                    78006              3415
Wave Systems Corp Com New      COM              943526301      386   447500 SH       Sole                                     447500
Wells Fargo                    COM              949746101     3013   106934 SH       Sole                   100799              6135
Workstream Inc.                COM              981402100       55   183343 SH       Sole                    17718            165625
SPDR Trust Unit Series 1       ETF              78462F103      301     2850 SH       Sole                     2850
Standard and Poors Mid Cap Tru ETF              595635103    10749    85809 SH       Sole                    80144              5665
iShares MSCI EAFE Index        ETF              464287465      413     7550 SH       Sole                     7550
iShares Tr S&P Midcap 400      ETF              464287507    13492   195674 SH       Sole                   186842              8832
                                                                12      175 SH       Other                     175